Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Opening balance	$ 936,257	$ 883,170
Current period acquisitions (Note 6)	0	27,191
Prior period acquisitions	0	123
Foreign exchange movement	(2,870)	25,773
Closing balance	$ 933,387	$ 936,257